Intangible assets - Changes in intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in intangible assets
Balance at the beginning	R$ 1,345,304
Addition	427,683	R$ 256,709
Write-offs	(7,389)	(425)
Transfer	0	0
Business combination	255,838	2,939
Amortization or Impairment	(185,383)	(152,549)
Balance at the end	1,836,053	1,345,304
Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	1,345,304	1,238,629
Balance at the end		1,345,304
Capitalised development expenditure [member]
Changes in intangible assets
Balance at the beginning	241,711	185,565
Addition	17,117	40,746
Write-offs	0	(195)
Transfer	152,293	86,648
Business combination	0	0
Amortization or Impairment	(85,743)	(71,053)
Balance at the end	325,378	241,711
Intangible assets under development [member]
Changes in intangible assets
Balance at the beginning	288,045
Addition	310,570	143,625
Write-offs	(7,269)	(188)
Transfer	(146,777)	(135,067)
Business combination	16,214	0
Amortization or Impairment	0	0
Balance at the end	460,783	288,045
Intangible assets under development [member] | Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	288,045	279,675
Balance at the end		288,045
Licences [member]
Changes in intangible assets
Balance at the beginning	173,217
Addition	99,996	72,338
Write-offs	(120)	(42)
Transfer	(5,516)	48,419
Business combination	77,084	0
Amortization or Impairment	(97,772)	(79,715)
Balance at the end	246,889	173,217
Licences [member] | Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	173,217	132,217
Balance at the end		173,217
Customer-related intangible assets [member]
Changes in intangible assets
Balance at the beginning	6,596
Addition	0	0
Write-offs	0	0
Transfer	0	0
Business combination	0	0
Amortization or Impairment	(1,868)	(1,781)
Balance at the end	4,728	6,596
Customer-related intangible assets [member] | Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	6,596	8,376
Balance at the end		6,596
Goodwill [member]
Changes in intangible assets
Balance at the beginning	635,735
Addition	0	0
Write-offs	0	0
Transfer	0	0
Business combination	162,540	2,939
Amortization or Impairment	0	0
Balance at the end	798,275	635,735
Goodwill [member] | Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	R$ 635,735	632,796
Balance at the end		R$ 635,735